Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Voyage revenues (note 9a)	$ 100,658	$ 98,415	$ 295,670	$ 294,349
Voyage expenses	(355)	(240)	(1,354)	(931)
Vessel operating expenses (note 9a)	(22,055)	(24,319)	(66,320)	(70,055)
Depreciation and amortization	(24,041)	(22,473)	(70,521)	(69,251)
General and administrative expenses (notes 9a and 13)	(3,573)	(5,676)	(14,865)	(19,452)
Restructuring charges (note 14)	0	(3,510)	0	(3,510)
Loss on sale of vessels (note 5b)	0	0	(27,439)	0
Income from vessel operations	50,634	42,197	115,171	131,150
Equity income (note 11c)	13,514	13,523	52,579	60,583
Interest expense (notes 7 and 10)	(15,644)	(11,175)	(42,910)	(32,432)
Interest income	653	617	1,800	1,962
Realized and unrealized gain (loss) on non-designated derivative instruments (note 10)	5,004	(26,835)	(50,406)	(29,979)
Foreign currency exchange gain (loss) (notes 7 and 10)	504	(8,153)	(10,139)	8,231
Other income	397	393	1,223	1,171
Net income before income tax expense	55,062	10,567	67,318	140,686
Income tax expense (note 8)	(209)	(258)	(722)	(291)
Net income	54,853	10,309	66,596	140,395
Non-controlling interest in net income	4,746	2,811	10,556	11,736
General Partner’s interest in net income	1,002	7,622	1,121	24,832
Limited partners’ interest in net income	$ 49,105	$ (124)	$ 54,919	$ 103,827
Limited partners’ interest in net income per common unit: (note 12)
• Basic (usd per unit)	$ 0.62	$ 0.00	$ 0.69	$ 1.32
• Diluted (usd per unit)	$ 0.62	$ 0.00	$ 0.69	$ 1.32
Weighted-average number of common units outstanding:
• Basic (units)	79,571,820	78,941,689	79,567,188	78,679,813
• Diluted (units)	79,697,417	79,009,078	79,659,822	78,741,533
Cash distributions declared per common unit	$ 0.14	$ 0.7	$ 0.42	$ 2.1